SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds — 46.63%
Basic Materials — 1.34%
$ 400,000	Celanese US Holdings LLC, 5.90%, 7/5/24	$399,146
650,000	FMC Corp., 5.15%, 5/18/26	640,255

		1,039,401

Consumer, Cyclical — 4.49%
525,000	Brunswick Corp., 0.85%, 8/18/24	495,274
725,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.09%, 4/5/24(a),(b)	726,087
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	483,203
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.13%, 2/26/27(b)	848,502
575,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24	563,481
375,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	375,272

		3,491,819

Consumer, Non-cyclical — 3.26%
600,000	CVS Health Corp., 5.00%, 2/20/26	597,517
1,150,000	HCA, Inc., 5.38%, 2/1/25	1,140,119
850,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	795,818

		2,533,454

Energy — 0.94%
825,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	733,660

Financial — 31.94%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	496,376
1,000,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.715%), 5.72%, 1/7/25(a),(b)	975,301
650,000	Bank of America Corp., (SOFR RATE + 0.410%), GMTN, 5.50%, 6/14/24(c),(d)	648,657
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 6.23%, 7/23/24(b)	1,250,393
250,000	Barclays Plc, 1.01%, 12/10/24(c)	243,935
600,000	Barclays Plc, 3.65%, 3/16/25	575,197
1,000,000	Barclays Plc, 5.30%, 8/9/26(c)	979,319
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 6.20%, 9/13/23(b)	300,235
1,305,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 6.14%, 3/3/27(b)	1,266,459
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.86%, 6/9/27(b)	990,989
645,000	Comerica Bank, 2.50%, 7/23/24	605,329
575,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	561,242
750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 5.75%, 1/24/25(b)	748,258
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	248,180
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	523,186

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$1,000,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 6.52%, 3/10/26(b)	$1,005,108
530,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	507,104
500,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	485,667
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 5.67%, 6/23/25(b)	497,731
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 6.06%, 1/10/25(b)	1,000,145
575,000	KeyBank NA, 4.15%, 8/8/25	530,150
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	972,387
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	548,942
535,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	528,358
875,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	870,627
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	444,081
905,000	Morgan Stanley, 3.62%, 4/17/25(c)	886,955
575,000	Nasdaq, Inc., 5.65%, 6/28/25	576,435
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	760,775
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	652,514
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.10%, 1/21/26(a),(b)	741,655
750,000	Truist Bank, 1.50%, 3/10/25	692,523
1,400,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	1,353,609
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	275,694
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,093,846

		24,837,362

Technology — 2.51%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	325,702
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	474,015
500,000	Qorvo, Inc., 1.75%, 12/15/24(a)	465,121
725,000	Western Digital Corp., 4.75%, 2/15/26	690,864

		1,955,702

Utilities — 2.15%
1,000,000	CenterPoint Energy, Inc., (Secured Overnight Financing Average Index + 0.650%), 5.74%, 5/13/24(b)	998,812
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	672,504

		1,671,316

Total Corporate Bonds (Cost $37,236,750)		36,262,714

Collateralized Mortgage Obligations — 26.58%
1,010,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 6.92%, 1/20/37(a),(b)	962,443
1,055,115	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 7.15%, 4/25/29(a),(b)	1,056,178
633,260	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 6.62%, 10/15/36(a),(b)	594,372

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 857,211	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 6.59%, 10/15/38(a),(b)	$816,368
1,250,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.04%, 6/15/27(a),(b)	1,235,350
1,200,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.97%, 3/15/39(a),(b)	1,155,830
869,851	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.99%, 4/15/37(a),(b)	834,056
1,500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.81%, 2/10/47(a),(e)	1,196,059
535,355	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.550%), 6.62%, 10/25/41(a),(b)	524,226
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 6.97%, 12/25/41(a),(b)	652,499
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 8.57%, 3/25/42(a),(b)	764,707
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 3/25/42(a),(b)	329,658
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.550%), 8.62%, 5/25/43(a),(b)	373,328
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 8.17%, 6/25/43(a),(b)	277,829
1,503,912	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.95%, 4/25/29(a),(b)	1,502,104
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(e)	1,303,478
551,536	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 5.97%, 11/25/41(a),(b)	547,062
1,380,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 7.47%, 2/25/42(a),(b)	1,361,713
627,782	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 7.07%, 5/25/43(a),(b)	628,424
825,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 3.350%), 8.42%, 6/25/43(a),(b)	833,250
462,951	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(e)	410,026
1,500,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.10%, 1/15/39(a),(b)	1,417,301
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(e)	256,979
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(e)	1,387,276

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(e)	$244,542

Total Collateralized Mortgage Obligations (Cost $21,742,890)		20,665,058

Asset Backed Securities — 23.78%
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	350,564
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	121,499
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	766,736
504,494	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	473,867
1,750,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	1,637,004
1,399,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	1,314,258
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	1,366,260
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	494,831
23,119	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	23,042
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,034,758
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	723,443
2,340,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(a)	2,290,671
1,100,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	1,009,351
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	926,278
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	734,615
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	199,415
664,922	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	576,723
418,257	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(a)	404,334
900,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 6.91%, 10/17/29(a),(b)	884,430
12,567	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	12,549
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	583,751
860,758	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	761,913

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value
$ 600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	$581,982
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,222,325

Total Asset Backed Securities (Cost $19,723,273)		18,494,599

Shares
Investment Company — 2.65%
2,063,142	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	2,063,142

Total Investment Company (Cost $2,063,142)		2,063,142

Total Investments (Cost $80,766,055) — 99.64%		$77,485,513
Other assets in excess of liabilities — 0.36%		282,646

NET ASSETS — 100.00%		$77,768,159

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.
(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2023.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2023 (Unaudited)

Financial futures contracts as of June 30, 2023:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	75	September 2023	$168,698	USD $	15,250,781	Barclays Capital Group

Total			$168,698

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar